Cover Page	12 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	23andMe Holding Co.
Entity Central Index Key	0001804591
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false